MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

May 24, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:      MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on behalf of MFS® New Discovery Value Fund (the “Fund”); Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, amended, and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 47 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 46 to the above-captioned Registration Statement, except in the case of the prospectus and statement of additional information, which have been marked against Post-Effective Amendment No. 45 filed on March 10, 2011.

This Amendment is being filed for the purpose of making certain edits in response to SEC staff comments regarding Post-Effective Amendment No. 45 and updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned at (617) 953- 5064 or Lisa Foley at (617) 954-6634

Sincerely,

TIMOTHY M. FAGAN
Timothy M. Fagan
Vice President and Senior Counsel

TMF/bjn